Note 15 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - December 31, 2013	1,687,050	$26.25
Granted	343,000	49.57
Exercised	(558,150)	19.26
Forfeited	(8,000)	31.28
Shares issuable under options - December 31, 2014	1,463,900	$34.35
Granted	698,500	36.61
Exercised	(699,400)	20.09
Forfeited	(22,500)	38.71
Shares issuable under options - December 31, 2015	1,440,500	$28.65
Granted	395,000	32.94
Exercised	(144,150)	19.83
Forfeited	(88,500)	32.14
Shares issuable under options - December 31, 2016	1,602,850	$30.31	2.8	$11,305
Options exercisable - End of year	510,975	$25.88	1.9	$5,777

Stock Options Exercised [Table Text Block]
	2016	2015	2014

Number of options exercised	144,150	699,400	558,150

Aggregate fair value	$5,222	$35,516	$27,973
Intrinsic value	2,364	21,463	17,223
Amount of cash received	2,858	14,053	10,750

Tax benefit recognized	$-	$91	$5,856

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2016	2015	2014

Risk-free rate	1.1%	1.0%	0.9%
Expected life in years	4.75	4.75	4.75
Expected volatility	33.0%	28.6%	25.5%
Dividend yield	0.3%	0.2%	0.8%

Weighted average fair value per option granted	$9.64	$11.91	$10.52